Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending June 30,
plus inflows/minus outflows	Total	2018	2019	2020	2021	2022	2023 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$32,960	$32,960	-	-	-	-	-
Future, minimum, non-cancellable lease payment under vessel operating leases (2)	(552)	(552)	-	-	-	-	-
Bareboat commitments charter hire (3)	(56,382)	(1,517)	(4,681)	(4,646)	(4,609)	(4,570)	(36,359)
Total	$ (23,974)	$ 30,891	$ (4,681)	$ (4,646)	$ (4,609)	$ (4,570)	$ (36,359)

(1)      The amounts represent the minimum contractual charter revenues to be generated from the existing non-cancellable time and freight charters until their expiration, net of address commissions, assuming no off-hire days other than those related to scheduled interim surveys and special surveys of the vessels.
(2)      The amounts represent the Company's commitments under the operating lease arrangement for Astakos. The lease has expired in August 2017.
 (3)      The amounts represent the Company's commitments for charter hire fees under the bareboat lease arrangements for the vessels under construction.  The bareboat charter hire is comprised of both a fixed and a variable portion; the variable portion is calculated based on the 6-month LIBOR rate of 1.45%, as of June 30, 2017.